UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):           [ ] is a restatement.
                                            [ ] adds new holdings
                                                entries.
Institutional Investment Manager Filing this Report.

Name:             Riverdale LLC
Address:          100 South Bedford Road
                  Mt. Kisco, NY  10549

File 13F File Number:  28-5932

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Mitchell
Title:   Manager
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Robert J. Mitchell      New York, New York            5/11/99
[Signature]                   [City, State]               [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this
reporting manager are reported in this report.)

[ ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
                                                         1

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                               Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                   1

Form 13F Information Table Entry Total:              6

Form 13F Information Table Value Total:              $487,270
                                                     (thousands)


Confidential Treatment has been requested for accounts of equity securities reported on by this Institutional Investment Manager and this information has been filed separately with the Commission.

List of Other Included Managers:


Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      From 13F File Number      Name

         01                28-4690          High River Limited Partnership

                           FORM 13F INFORMATION TABLE
                       AS OF MARCH 31, 1999 (SEC USE ONLY)
                    NAME OF REPORTING MANAGER: Riverdale LLC
                                      Item 4:    Item 5:               Item 6:
                                      FAIR       SHARES                INVEST-           Item 7:              Item 8:
                Item 2:    Item 3:    MARKET     OF                    MENT              MANAGERS             VOTING
Item 1:         TITLE OF   CUSIP      VALUE      PRINCIPAL             DISCRE-           SEE                  AUTHORITY
NAME OF ISSUER  CLASS      NUMBER     (000)      AMOUNT                TION              INSTR. V             (SHARES)
                                                                        (b)
                                                                       Shared
                                                                       as De-
                                                                       fined     (c)
                                                            (a)        in In-   Shared             (a)        (b)        (c)
                                                            Sole       str. V   Other              Sole       Shared     None


Brooke Group    Com        112525100  24,791     1,593,000                X                1       1,593,000
Ltd.

Cadus Pharma-   Com        127639102  2,259      2,258,790                X                1       2,258,790
ceutical Corp.

Gothic Energy   Com        383482106  788        1,400,000                X                1       1,400,000
Corp.

Panaco Inc.     Com        698106101  4,298      4,584,921                X                1       4,584,921

Philips Svcs.   Com        71819M103  4,614      18,455,200               X                1       18,455,200
Corp.

RJR Nabisco     Com        74960K876  450,520    18,020,800               X                1       18,020,800
Holdings Corp.  New

                           Total:     487,270

